13FCONP NON-PUBLIC

12/06/07

RECEIVED
NOV 19 2007
OFFICE OF THE SECRETARY

07056188

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Fore Research & Management, LP
Address: 280 Park Avenue, 43rd floor
New York, New York 10017

13F File Number: 028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Agranoff
Title: Chief Compliance Officer
Phone: 212-984-3800

Signature, Place, and Date of Signing:

/s/ Daniel Agranoff New York, New York November 15, 2007

CONFIDENTIAL TREATMENT EXPIRED

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $380,578 (in thousands)

CONFIDENTIAL TREATMENT REQUESTED

List of Other Included Managers:

<TABLE>

FORM 13F INFORMATION TABLE

NAME OF ISSUER	<C> TITLE OF CLASS	CUSIP	VALUE (x$1000)	<C> SHARES / PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ACXIOM CORP	COM	005125109	27765	1402997	SH		SOLE		1402997		
ALLIANCE DATA SYSTEMS CORP	COM	018581108	8978	115936	SH		SOLE		115936		
ANDREW CORP	COM	034425108	53417	3856794	SH		SOLE		3856794		
ARCHSTONE SMITH TR	COM	039583109	41370	687899	SH		SOLE		687899		
AVAYA INC	COM	053499109	38109	2246990	SH		SOLE		2246990		
BEA SYS INC	COM	073325102	1526	110000	SH		SOLE		110000		
BAUSCH & LOMB INC	COM	071707103	11590	181100	SH		SOLE		181100		
C D W CORP	COM	12512N105	9679	111000	SH		SOLE		111000		
HILTON HOTELS CORP	COM	432848109	59270	1274900	SH		SOLE		1274900		
INTL SECS EXCHANGE HLDGS INC	CL A	46031W204	2127	32000	SH		SOLE		32000		
KYPHON INC	COM	501577100	42532	607597	SH		SOLE		607597		
CATALINA MARKETING CORP	COM	148867104	2141	66109	SH		SOLE		66109		
REUTERS GROUP PLC SPONSORED	ADR	76132M102	4395	55403	SH		SOLE		55403		
SOLECTRON CORP	COM	834182107	60153	15423736	SH		SOLE		15423736		
SIRENZA MICRODEVICES INC	COM	82966T106	4386	253700	SH		SOLE		253700		
STATION CASINOS INC	COM	857689103	3893	44496	SH		SOLE		44496		
SUNCOM WIRELESS HLDGS INC	CL A NEW ADDED	86722Q207	307	11900	SH		SOLE		11900		
VIRGIN MEDIA INC	COM	92769L101	8940	368361	SH		SOLE		368361		

</TABLE>